ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME LOSS

11)        ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

AOCI represents cumulative gains (losses) on investments that are not reflected in earnings (loss). The balances for the past three years follow:

	December 31,
	2013	2012	2011

	(In Millions)

Unrealized gains (losses) on investments, net of adjustments	$8	$82	$55
Total Accumulated Other Comprehensive Income (Loss)	$8	$82	$55

The components of OCI for the past three years follow:

	December 31,
	2013	2012	2011

	(In Millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year	$(58)	$28	$22
(Gains) losses reclassified into net earnings (loss) during the year(1)	(44)	3	1
Change in net unrealized gains (losses) on investments	(102)	31	23
Adjustments for DAC and VOBA and deferred income tax (expense) benefit	28	(4)	(13)
Other Comprehensive Income (Loss), net of adjustments and (net of deferred
income tax expense (benefit) of $(40) million, $15 million and $6 million	$(74)	$27	$10

  See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $24 million, $(2) million and $(1) million for 2013, 2012 and 2011, respectively.

Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the statements of earnings (loss). Amounts presented in the table above are net of tax..